Loans, borrowings and debentures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and borrowings
Non-current	R$ 51,605	R$ 77,293	R$ 143,723
2024
Loans and borrowings
Non-current	849	68,602
2025
Loans and borrowings
Non-current	26,007	8,691
2026
Loans and borrowings
Non-current	R$ 24,749	R$ 0